As filed with the Securities and Exchange Commission
on June 15, 2016

 1933 Act File No. 002-78808

1940 Act File No. 811-03541

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 77	☒

 and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 79	☒

ASSET MANAGEMENT FUND

(Exact Name of Registrant as Specified in Charter)

325 John H. McConnell Boulevard, Suite 150

Columbus, Ohio 43215

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (614) 255-5550

(Name and Address of Agent for Service)	Copy to:
Dana A. Gentile, President Asset Management Fund 325 John H. McConnell Boulevard, Suite 150 Columbus, Ohio 43215	John S. Marten, Esq. Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601-1003

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b); or
☐	on (date) pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on (date) pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, Asset Management Fund, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 15th day of June, 2016.

Asset Management Fund

By:
Dana A. Gentile, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Dana A. Gentile	Trustee and President (principal executive officer)	June 15, 2016
Dana A. Gentile

David F. Holland*	Trustee and Chairman of the Board	June 15, 2016
David F. Holland

David J. Gruber*	Trustee	June 15, 2016
David J. Gruber

Carla S. Carstens*	Trustee	June 15, 2016
Carla S. Carstens

/s/ Trent M. Statczar	Treasurer (principal financial and accounting officer)	June 15, 2016
Trent M. Statczar

/s/ Dana A. Gentile
*Dana A. Gentile
Attorney-In-Fact
June 15, 2016

*Powers of attorney authorizing Dana A. Gentile to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed and incorporated herein by reference.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase